Summary of Significant Accounting Policies (Details) - Schedule of Capital Accounts are Translated at their Historical Exchange Rates	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Capital Accounts are Translated at their Historical Exchange Rates [Abstract]
Year-end spot rate	7.8257	7.8496
Average rate	7.8243	7.8383	7.7843